S000020207 [Member] Expense Example - AMG GW&K Small Cap Value Fund	Dec. 31, 2025 USD ($)
Class N
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 117
Expense Example, with Redemption, 3 Years	376
Expense Example, with Redemption, 5 Years	655
Expense Example, with Redemption, 10 Years	1,450
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	313
Expense Example, with Redemption, 5 Years	548
Expense Example, with Redemption, 10 Years	1,220
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	92
Expense Example, with Redemption, 3 Years	298
Expense Example, with Redemption, 5 Years	521
Expense Example, with Redemption, 10 Years	$ 1,162